Segmented Information (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Results by Business Segment

The following table summarizes the segment results for the three and nine months ended July 31.

Results by Business Segment[1,2]
(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[3]		Corporate[3]		Total
			For the three months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Net interest income (loss)	$3,122	$2,948	$2,241	$2,114	$198	$276	$463	$317	$6,024	$5,655
Non-interest income (loss)	3,024	2,851	745	698	716	533	(10)	162	4,475	4,244
Total revenue[4]	6,146	5,799	2,986	2,812	914	809	453	479	10,499	9,899
Provision for (recovery of) credit losses	316	246	255	222	1	(14)	83	107	655	561
Insurance claims and related expenses	712	627	–	–	–	–	–	–	712	627
Non-interest expenses	2,533	2,400	1,604	1,528	594	532	643	671	5,374	5,131
Income (loss) before income taxes	2,585	2,526	1,127	1,062	319	291	(273)	(299)	3,758	3,580
Provision for (recovery of) income taxes	695	674	134	144	75	68	(91)	(181)	813	705
Equity in net income of an investment in TD Ameritrade	–	–	294	225	–	–	9	5	303	230
Net income (loss)	$1,890	$1,852	$1,287	$1,143	$244	$223	$(173)	$(113)	$3,248	$3,105

			For the nine months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Net interest income (loss)	$9,176	$8,554	$6,719	$6,031	$633	$877	$1,228	$1,021	$17,756	$16,483
Non-interest income (loss)	8,917	8,307	2,123	2,055	1,750	1,709	179	202	12,969	12,273
Total revenue[4]	18,093	16,861	8,842	8,086	2,383	2,586	1,407	1,223	30,725	28,756
Provision for (recovery of) credit losses	906	735	787	673	3	(5)	442	407	2,138	1,810
Insurance claims and related expenses	2,082	1,760	–	–	–	–	–	–	2,082	1,760
Non-interest expenses	8,098	6,943	4,742	4,463	1,793	1,574	1,844	1,849	16,477	14,829
Income (loss) before income taxes	7,007	7,423	3,313	2,950	587	1,017	(879)	(1,033)	10,028	10,357
Provision for (recovery of) income taxes	1,889	1,981	386	341	139	249	(325)	(80)	2,089	2,491
Equity in net income of an investment in TD Ameritrade	–	–	863	465	–	–	28	43	891	508
Net income (loss)	$5,118	$5,442	$3,790	$3,074	$448	$768	$(526)	$(910)	$8,830	$8,374

Total assets	$447,921	$425,264	$426,548	$408,745	$466,080	$405,591	$64,893	$52,904	$1,405,442	$1,292,504
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]	The impact from certain treasury and balance sheet management activities relating to the U.S. Retail segment is recorded in the Corporate segment.